10a. Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2014
A. Valuation And Qualifying Accounts
10. Valuation and Qualifying Accounts

Allowance for Doubtful Accounts

The Company has the following allowances for doubtful accounts (in thousands):

	Year Ended December 31,
	2014	2013
Beginning balance	$18	$12
Additions / (Adjustments)	58	6
Balance	$76	$18

Inventory Reserves

The Company has the following reserves for inventory balance (in thousands):

	Year Ended December 31,
	2014	2013
Beginning balance	$184	$52
Additions / (Adjustments)	(40)	132
Balance	$144	$184